Debt (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 08, 2019	Jan. 02, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Discount on debt					$ 29,122
Legal fees					5,000
Interest expense			$ 36,095	$ 14,215	$ 106,206
Revised Debentures [Member]
Debt interest percentage	10.00%
Stock conversion price	$ 0.50
Additional conversion of shares	266,667
Loss on debt extinguishment	$ 216,460
Change from old beneficial conversion feature	53,000
Legal fees	2,500
Interest expense	$ 160,000
2018 Debentures [Member]
Discount on debt			21,301	$ 2,214
2019 Debentures [Member]
Discount on debt			$ 1,626
Securities Purchase Agreement [Member] | Convertible Debentures [Member]
Discount on debt		$ 395,000
Securities Purchase Agreement [Member] | Convertible Debentures [Member] | Holder [Member]
Stock conversion price		$ 0.75
Beneficial ownership, percentage		4.99%
Securities Purchase Agreement [Member] | 2019 Debentures [Member]
Stock conversion price	$ 0.50
Beneficial ownership, percentage	4.99%
Discount on debt	$ 97,500
Securities Purchase Agreement [Member] | Director [Member] | Convertible Debentures [Member]
Aggregate principal sold amount		$ 400,000
Debt interest percentage		12.00%
Stock conversion price		$ 0.75
Debt maturity date		Jan. 02, 2020
Accrued unterest rate		12.00%